Significant Accounting Policies - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2015 USD ($) Agreement Customer	Dec. 31, 2014 USD ($) Agreement Customer	Dec. 31, 2013 USD ($) Customer	Dec. 31, 2012 USD ($)
Accounting Policies [Line Items]
Bank deposits maturity		3 months
Allowance for doubtful accounts		$ 0	$ 0
Cash and cash equivalents		169,469	450,968	$ 55,374	$ 18,539
Net revenues recognized		$ 133,988	44,755	3,129
Advertising Barter Transactions, description		The Group engaged in advertising barter transactions with independent counterparties, for which the Group shall display the counterparty's brand or product promotion information in exchange for advertising to be displayed on the counterparty's advertising media.
Subsidies received		$ 0	0	330
Other operating income		713	26
Value added tax incurred		16,951	5,436	392
Income tax expenses		92	0	0
Advertising expense		$ 27,793	27,408	1,162
Minimum [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment		20.00%
Maximum [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment		50.00%
Membership Subscription [Member]
Accounting Policies [Line Items]
Contract period, minimum		1 month
Contract period, maximum		1 year
Net revenues recognized		$ 58,462	29,756	2,808
Mobile Marketing [Member]
Accounting Policies [Line Items]
Net revenues recognized		38,885	1,975	12
Self Developed Mobile Game [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service	56 days
Mobile Games [Member]
Accounting Policies [Line Items]
Net revenues recognized		$ 31,082	$ 11,237	92
Number of games | Agreement		7	3
Mobile Games [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service		20 days	45 days
Mobile Games [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service		75 days	69 days
Paid Emoticons [Member]
Accounting Policies [Line Items]
Net revenues recognized		$ 3,698	$ 1,787	217
Estimated usage life of product/service		180 days
Government Subsidies
Accounting Policies [Line Items]
Other operating income		$ 0	$ 0	$ 0
User Concentration Risk [Member] | Accounts Receivable [Member]
Accounting Policies [Line Items]
Number of users or advertising customer accounted for 10% or more of total revenues | Customer		0	0
User Concentration Risk [Member] | Revenues [Member]
Accounting Policies [Line Items]
Number of users or advertising customer accounted for 10% or more of total revenues | Customer		0	0	0
China, Yuan Renminbi
Accounting Policies [Line Items]
Cash and cash equivalents		$ 75,759	$ 20,181